Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income taxes
Schedule of income before income tax expenses

	Year ended December 31,
	2022	2023	2024
	US$	US$	US$
PRC	(33,822,942)	43,313,793	91,724,941
Non-PRC	(215,618,321)	42,493,369	(82,848,744)
Total	(249,441,263)	85,807,162	8,876,197

Schedule of income tax expenses

	Year ended December 31,
	2022	2023	2024
	US$	US$	US$
Current:
CIT tax expense/(benefit)	42,948,974	75,387,486	(20,818,449)
LAT expense	26,862,350	70,422,049	31,720,514
Deferred tax (benefit)/expense	(60,569,862)	(90,534,084)	43,997,423
Income tax expense	9,241,462	55,275,451	54,899,488

Schedule of Effective Income Tax Rate Reconciliation

	Year ended December 31,
	2022	2023	2024
	US$	US$	US$
CIT at rate of 25%	(62,360,316)	21,451,790	2,219,050
Tax effect of non-taxable income	(20,815,682)	(7,508,336)	(365,693)
Tax effect of non-deductible expenses	8,849,339	(3,025,167)	(2,630,919)
Unrecognized tax benefits	—	(12,673,506)	107,820
LAT expense	26,862,350	70,422,049	31,720,514
CIT benefit of LAT	(6,715,587)	(17,605,512)	(7,930,129)
Changes in valuation allowance	31,860,999	24,493,566	17,012,228
International rate differences	42,918,080	(18,620,948)	14,865,994
Dividend and interest withholding taxes	889,259	(321,096)	(806,104)
Adjustment of estimated income tax accruals	(8,220,977)	(1,315,644)	706,727
Others	(4,026,003)	(21,745)	—
Income tax expense	9,241,462	55,275,451	54,899,488

Schedule of Reconciliation of Unrecognized Tax Benefits

	2022	2023	2024
	US$	US$	US$
Balance at January 1	130,560,908	135,562,075	103,047,687
Additions for tax positions of current year	6,295,454	23,209,764	18,026,267
Reductions for tax positions of prior years	—	(42,880,080)	(16,766,615)
Movement in current year due to foreign exchange rate fluctuation	(1,294,287)	(12,844,072)	—
Balance at December 31	135,562,075	103,047,687	104,307,339

Schedule of deferred tax assets and liabilities

	December 31,	December 31,
	2023	2024
	US$	US$
Deferred tax assets:
Tax loss carried forward	65,880,222	91,720,093
Accruals and provisions	126,741,964	116,919,417
Capitalized expenses	84,831,071	86,867,447
Revenue recognition at a point in time less tax paid under deemed profit method	(32,803,744)	(63,437,820)
Revenue recognition of real estate lease income on a straight-line basis	(1,572,986)	(3,047,810)
Deemed interest expense	96,240,973	96,240,973
Operating lease liability	641,645	206,121
Less: Valuation allowance	(18,099,350)	(18,091,522)
Total deferred tax assets, net of valuation allowance	321,859,795	307,376,899
Deferred tax liabilities:
Revenue recognition over time	(85,213,884)	(144,265,482)
Taxable temporary differences arising from asset acquisitions	(256,323,009)	(236,382,167)
Dividend and interest withholding taxes	(44,200,493)	(43,394,390)
Operating lease right-of-use assets	(403,906)	(93,069)
Total deferred tax liabilities	(386,141,292)	(424,135,108)